Equity - Schedule of other comprehensive income, that may be reclassified to profit or loss, by type of instrument and geographical origin of the issuer (Details) - EUR (€) € in Millions	Jun. 30, 2025	Dec. 31, 2024
Financial assets at fair value through other comprehensive income [abstract]
Net revaluation gains/(losses)	€ (293)	€ (736)
Fair value	75,801	89,898
Debt instruments
Financial assets at fair value through other comprehensive income [abstract]
Revaluation gains	671	584
Revaluation losses	(964)	(1,320)
Net revaluation gains/(losses)	(293)	(736)
Fair value	73,501	87,705
Issued by public Public-sector | Spain
Financial assets at fair value through other comprehensive income [abstract]
Revaluation gains	107	103
Revaluation losses	0	0
Net revaluation gains/(losses)	107	103
Fair value	10,102	13,764
Issued by public Public-sector | Rest of Europe
Financial assets at fair value through other comprehensive income [abstract]
Revaluation gains	282	268
Revaluation losses	(33)	(70)
Net revaluation gains/(losses)	249	198
Fair value	9,223	15,413
Issued by public Public-sector | Latin America and rest of the world
Financial assets at fair value through other comprehensive income [abstract]
Revaluation gains	95	76
Revaluation losses	(672)	(944)
Net revaluation gains/(losses)	(577)	(868)
Fair value	33,257	38,784
Issued by Private-sector | Spain
Financial assets at fair value through other comprehensive income [abstract]
Revaluation gains	64	96
Revaluation losses	(69)	(23)
Net revaluation gains/(losses)	(5)	73
Fair value	8,045	6,019
Issued by Private-sector | Rest of Europe
Financial assets at fair value through other comprehensive income [abstract]
Revaluation gains	33	25
Revaluation losses	(14)	(18)
Net revaluation gains/(losses)	19	7
Fair value	7,410	7,478
Issued by Private-sector | Latin America and rest of the world
Financial assets at fair value through other comprehensive income [abstract]
Revaluation gains	90	16
Revaluation losses	(176)	(265)
Net revaluation gains/(losses)	(86)	(249)
Fair value	€ 5,464	€ 6,247